INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of income before income tax domestic and foreign
	12/31/2021	12/31/2020
Domestic	$(8,365,297)	$(2,901,276)
Foreign	517,659	4,099,597
	$(7,847,638)	$1,198,321
	12/31/2021	12/31/2020
Current tax provision
Federal	$-	$-
State	-	-
Foreign	802,364	555,965
Total current tax provision	$802,364	$555,965

Deferred tax provision
Domestic	$-	$-
State	-	-
Foreign	(688,354)	(178,430)
Total deferred tax provision	$(688,354)	$(178,430)

Total current provision	$114,010	$377,535

Schedule of provision for income taxes
	12/31/2021	12/31/2020
US
Income (loss) before income taxes	$(7,847,639)	$1,198,321
Taxes under statutory US tax rates	$(1,648,004)	$251,647
Increase (decrease) in taxes resulting from:
Increase in valuation allowance	$3,001,899	$216,518
Foreign tax rate differential	$(24,977)	$(55,540)
Permanent differences	$(734,428)	$(218,216)
US tax on foreign income	$493,028	$604,419
163(j) catch up	(76,888)	-
Prior period adjustments	$52,034	$(97,829)
State taxes	$(948,654)	$(323,464)
Income tax expense	$114,010	$377,535

Significant components of deferred tax assets and liabilities
	12/31/2021	12/31/2020
Net operating loss carryforward	$4,515,900	$1,494,424
Capital loss carryforward	801,744	801,744
Section 163(j) carryforward	-	-
Nonqualified stock options	96,104	170,297
Foreign exchange	13,438	-
Allowance for doubtful accounts	374,604	-
Accrued expenses	528,895	7,389
Mark to market adjustment in securities	358,761	357,829
Lease liability	253,620	247,797
Gain on extinguishment of debt	-	179,958
Depreciation	(6,765)	4,226
Total deferred tax assets	6,936,211	3,263,664

Intangibles	(8,139)	(10,729)
Inventory	(14,728)	-
Right of use asset	(243,207)	(253,818)
Goodwill	(10,979)	(14,473)
Total deferred tax liabilities	(277,053)	(279,020)
Valuation allowance	(5,808,384)	(2,806,214)
Net deferred tax assets (liabilities)	$850,774	$178,430